Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current assets
Cash	$ 28,597	178,162	209,850
Pledged bank deposits	3,755	23,394	52,707
Assets held for sale	14,534	90,550
Accounts and bills receivable, net	175,456	1,093,111	1,276,872
Inventories	19,411	120,932	126,708
Deferred tax assets	17,930	111,706	79,620
Other current assets	20,151	125,542	101,576
Total current assets	279,834	1,743,397	1,847,333
Property, plant and equipment, net	137,004	853,546	925,815
Land use rights	20,581	128,220	139,707
Intangible assets, net	37,674	234,714	338,472
Goodwill	45,685	284,620	309,936
Investments in and advances to affiliated companies	9,115	56,785	91,355
Other non-current assets	11,457	71,381	81,499
Total assets	541,350	3,372,663	3,734,117
Current liabilities
Short-term borrowings	108,470	675,779	816,150
Accounts and bills payable	9,974	62,136	80,570
Accrued payroll and employee benefits	10,815	67,381	75,148
Other current liabilities	64,882	404,222	490,679
Total current liabilities	194,141	1,209,518	1,462,547
Long-term borrowings	321	2,000
Deferred tax liabilities	9,008	56,120	46,248
Other liabilities	5,242	32,657	31,625
Total liabilities	208,712	1,300,295	1,540,420
Equity
Ordinary shares: Par value: US$0.01 Authorized: 500,000,000 shares Issued and outstanding: 2011: 105,740,648 2012: 101,410,422	1,326	8,258	8,532
Additional paid-in capital	137,004	853,551	954,750
Accumulated other comprehensive loss	(16,717)	(104,147)	(104,608)
Retained earnings	201,355	1,254,464	1,197,507
Total equity attributable to Simcere Pharmaceutical Group	322,968	2,012,126	2,056,181
Non-controlling interest	9,670	60,242	137,516
Total shareholders' equity	332,638	2,072,368	2,193,697
Commitments and contingencies
Total liabilities and shareholders' equity	$ 541,350	3,372,663	3,734,117